Finance debts - Fair value of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term debt and current portion of long-term debt
Borrowings
Financial liabilities, at fair value	€ 22,528	€ 24,212
Long-term and current portion of long-term ordinary bonds
Borrowings
Financial liabilities, at fair value	19,173	20,257
Long-term and current portion of long-term convertible bonds
Borrowings
Financial liabilities, at fair value	402	399
Long-term and current portion of long-term bank debt
Borrowings
Financial liabilities, at fair value	2,904	3,445
Long-term and current portion of long-term debt with other financial institutions
Borrowings
Financial liabilities, at fair value	€ 49	€ 111